Basis of Presentation	6 Months Ended
Jun. 30, 2020
Basis of Presentation
Basis of Presentation

2. Basis of Presentation

These unaudited condensed consolidated financial statements have been prepared in accordance with International Accounting Standard (“IAS”) 34 Interim Financial Reporting as issued by the International Accounting Standards Board (“IASB”). Certain information and footnote disclosures required by IFRS for a complete set of annual financial statements have been omitted, and therefore, these unaudited condensed consolidated financial statements should be read in conjunction with the Partnership’s annual consolidated financial statements for the year ended December 31, 2019, filed on an Annual Report on Form 20-F with the Securities Exchange Commission on March 3, 2020.

The accompanying unaudited condensed consolidated financial statements include the accounts of the Partnership and its subsidiaries assuming that they are consolidated for all periods presented, as they were under the common control of GasLog.

The unaudited condensed consolidated financial statements have been prepared on the historical cost basis. The same accounting policies and methods of computation have been followed in these unaudited condensed consolidated financial statements as applied in the preparation of the Partnership’s consolidated financial statements for the year ended December 31, 2019. On August 5, 2020, the Partnership’s board of directors authorized the unaudited condensed consolidated financial statements for issuance.

The critical accounting judgments and key sources of estimation uncertainty were disclosed in the Partnership’s annual consolidated financial statements for the year ended December 31, 2019 and remain unchanged.

The unaudited condensed consolidated financial statements are expressed in thousands of U.S. Dollars (“USD”), which is the functional currency of the Partnership and each of its subsidiaries because their vessels operate in international shipping markets, in which revenues and expenses are primarily settled in USD and the Partnership’s most significant assets and liabilities are paid for and settled in USD.

As of June 30, 2020, the Partnership's current assets totaled $105,901 while current liabilities totaled $387,170, resulting in a negative working capital position of $281,269. Current liabilities include $318,256 of loans due within one year, $242,974 of which was refinanced on July 16, 2020 (Note 20). In considering going concern, management has reviewed the Partnership's future cash requirements, covenant compliance and earnings projections, incorporating the negative impact of the COVID-19 pandemic on near-term market rates.

Management monitors the Partnership’s liquidity position throughout the year to ensure that it has access to sufficient funds to meet its forecast cash requirements, including debt service commitments, and to monitor compliance with the financial covenants within its loan facilities. Taking into account current and expected volatile commercial and financial market conditions, management anticipates that the Partnership’s primary sources of funds over the next 12 months will be available cash, cash from operations and existing debt, including the credit agreements entered into on July 16, 2020, which refinanced in full the debt maturities due in 2021. Management believes that these anticipated sources of funds will be sufficient for the Partnership to meet its liquidity needs and to comply with its banking covenants for at least 12 months from the end of the reporting period and therefore it is appropriate to prepare the financial statements on a going concern basis. Additionally, the Partnership may enter into new debt facilities in the future, as well as public equity or debt instruments, although there can be no assurance that the Partnership will be able to obtain additional debt or equity financing on terms acceptable to the Partnership, which will also depend on financial, commercial and other factors, as well as a significant recovery in capital market conditions, that are beyond our control.

The Partnership keeps under constant review the possible implications of the COVID-19 outbreak and the associated effects on the LNG shipping market to allow current assessments of the impact of the virus to be incorporated into the latest full-year estimates in order to identify risks to future liquidity and covenant compliance and to enable management to take corrective actions, if required.

Adoption of new and revised IFRS

(a)  Standards and interpretations adopted in the current period

The following standards and amendments relevant to the Partnership were effective in the current period:

In October 2018, the IASB issued amendments to IFRS 3 Business Combinations with respect to the definition of a business. The amendments are intended to assist entities to determine whether a transaction should be accounted for as a business combination or as an asset acquisition. The amendments clarify the minimum requirements for a business, remove the assessment of whether market participants are capable of replacing any missing elements, add guidance to help entities assess whether an acquired process is substantive, narrow the definitions of a business and of outputs and introduce an optional fair value concentration test. The adoption of this standard on January 1, 2020 did not have a material impact on the Partnership’s financial statements, since the acquisitions of vessel-owning entities from GasLog continue to be assessed as business acquisitions under the revised definition as well.

All other IFRS standards and amendments that became effective in the current period are not relevant to the Partnership or are not material with respect to the Partnership’s financial statements.

(b)  Standards and amendments in issue not yet adopted

In January 2020, the IASB issued a narrow-scope amendment to IAS 1 Presentation of Financial Statements, to clarify that liabilities are classified as either current or non-current, depending on the rights that exist at the end of the reporting period. Classification is unaffected by the expectations of the entity or events after the reporting date (for example, the receipt of a waiver or a breach of covenant). The amendment also defines the "settlement" of a liability as the extinguishment of a liability with cash, other economic resources or an entity's own equity instruments. The amendment will be effective for annual periods beginning on or after January 1, 2022 and should be applied retrospectively in accordance with IAS 8 Accounting Policies, Changes in Accounting Estimates and Errors. Earlier application is permitted. Management anticipates that this amendment will not have a material impact on the Partnership's financial statements.

At the date of authorization of these unaudited condensed consolidated financial statements, there were no IFRS standards and amendments issued but not yet adopted with an expected material effect on the Partnership’s financial statements.